Financial instruments and management of financial risks - Credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	$ 666	$ 585
Cash and cash equivalents
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	125	115
Accounts receivable
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	428	414
Due from affiliated companies
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	81	53
Derivative assets
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	$ 32	$ 3